UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22234

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Jennifer La Belle

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  –   September 30, 2011 (unaudited)

Company	Shares	Value

COMMON STOCKS — 70.5%

REAL ESTATE INVESTMENT TRUSTS — 64.1%

APARTMENTS — 14.1%
American Campus Communities, Inc.	12,000	$446,520
Apartment Investment & Management Co.	28,745	635,839
Associated Estates Realty Corp.	115,800	1,790,268
AvalonBay Communities, Inc.	15,575	1,776,329
BRE Properties, Inc.	16,000	677,440
Colonial Properties Trust	34,800	631,968
Education Realty Trust, Inc.	6,737	57,871
Equity Residential	49,000	2,541,630
Essex Property Trust, Inc.	6,000	720,240
Home Properties, Inc.	5,000	283,800
Mid-America Apartment Communities, Inc.	20,100	1,210,422
UDR, Inc.	14,000	309,960
		11,082,287
DIVERSIFIED — 6.9%
American Assets Trust, Inc.	5,000	89,750
CapLease, Inc.	12,700	45,847
Cousins Properties, Inc.	34,572	202,246
Digital Realty Trust, Inc.	4,000	220,640
DuPont Fabros Technology, Inc.	12,700	250,063
Entertainment Properties Trust	31,500	1,227,870
Lexington Realty Trust	113,558	742,669
Vornado Realty Trust	28,335	2,114,358
Washington Real Estate Investment Trust	18,000	507,240
		5,400,683
FREE STANDING — 3.9%
Getty Realty Corp.	22,000	317,240
National Retail Properties, Inc.	96,900	2,603,703
Realty Income Corp.	4,300	138,632
		3,059,575
HEALTH CARE — 9.4%
Cogdell Spencer, Inc.	31,655	119,339
HCP, Inc.	69,580	2,439,475
Health Care REIT, Inc.	6,200	290,160
Healthcare Realty Trust, Inc.	13,000	219,050
LTC Properties, Inc.	17,500	443,100
Medical Properties Trust, Inc.	185,520	1,660,404
OMEGA Healthcare Investors, Inc.	2,200	35,046
Sabra Health Care REIT, Inc.	15,000	143,100
Ventas, Inc.	40,397	1,995,612
		7,345,286
INDUSTRIAL — 2.0%
DCT Industrial Trust, Inc.	98,600	432,854
EastGroup Properties, Inc.	8,500	324,190
First Potomac Realty Trust	5,000	62,350
ProLogis, Inc.	30,088	729,634
		1,549,028
LODGING/RESORTS — 3.1%
Ashford Hospitality Trust, Inc.	10,000	70,200
Chatham Lodging Trust	17,049	169,126
Chesapeake Lodging Trust	1,000	12,070
DiamondRock Hospitality Co.	40,603	283,815
FelCor Lodging Trust, Inc. (a)	10,000	23,300
Hersha Hospitality Trust	230,583	797,817
Host Hotels & Resorts, Inc.	17,500	191,450
LaSalle Hotel Properties	16,000	307,200
Pebblebrook Hotel Trust	10,100	158,065
RLJ Lodging Trust	12,500	159,625
Strategic Hotels & Resorts, Inc. (a)	30,000	129,300
Summit Hotel Properties, Inc.	1,000	7,060
Sunstone Hotel Investors, Inc. (a)	15,000	85,350
Supertel Hospitality, Inc. (a)	84,642	63,482
		2,457,860
MANUFACTURED HOME — 1.2%
Sun Communities, Inc.	25,900	911,421

MIXED OFFICE/INDUSTRIAL — 2.2%
Duke Realty Corp.	46,100	484,050
Gladstone Commercial Corp.	11,430	179,222
Liberty Property Trust	36,200	1,053,782
		1,717,054
MORTGAGE — 0.7%
Annaly Capital Management, Inc.	10,000	166,300
MFA Financial, Inc.	55,148	387,139
		553,439
OFFICE — 8.8%
Alexandria Real Estate Equities, Inc.	15,000	920,850
BioMed Realty Trust, Inc.	21,000	347,970
Boston Properties, Inc.	2,500	222,750
Brandywine Realty Trust	145,100	1,162,251
Corporate Office Properties Trust	25,600	557,568
Douglas Emmett, Inc.	10,000	171,000
Franklin Street Properties Corp.	25,000	282,750
Highwoods Properties, Inc.	37,900	1,071,054
Hudson Pacific Properties, Inc.	2,500	29,075
Kilroy Realty Corp.	2,600	81,380
Mack-Cali Realty Corp.	38,030	1,017,303
MPG Office Trust, Inc. (a)	24,000	50,640
Parkway Properties, Inc.	12,500	137,625
SL Green Realty Corp.	14,900	866,435
		6,918,651
REGIONAL MALLS — 5.9%
CBL & Associates Properties, Inc.	30,000	340,800
Glimcher Realty Trust	95,000	672,600

See notes to portfolio of investments.

Company	Shares	Value

COMMON STOCKS — CONTINUED

REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Pennsylvania Real Estate Investment Trust	55,000	$425,150
Simon Property Group, Inc.	22,179	2,439,246
The Macerich Co.	16,966	723,261
		4,601,057
SHOPPING CENTERS — 5.1%
Agree Realty Corp.	1,199	26,114
Cedar Shopping Centers, Inc.	68,508	213,060
DDR Corp.	20,000	218,000
Equity One, Inc.	20,000	317,200
Excel Trust, Inc.	20,000	192,400
Inland Real Estate Corp.	20,000	146,000
Kimco Realty Corp.	30,000	450,900
Kite Realty Group Trust	70,000	256,200
Ramco-Gershenson Properties Trust	62,000	508,400
Regency Centers Corp.	13,700	484,021
Tanger Factory Outlet Centers, Inc.	10,800	280,908
Urstadt Biddle Properties	9,800	156,506
Weingarten Realty Investors	35,000	740,950
		3,990,659
STORAGE — 0.8%
CubeSmart	15,000	127,950
Public Storage, Inc.	3,100	345,185
Sovran Self Storage, Inc.	5,000	185,850
		658,985

Total Real Estate Investment Trusts (Cost $50,400,584)		50,245,985

OTHER — 6.4%
Beazer Homes USA, Inc. (a)	35,000	52,850
Brookfield Office Properties, Inc.	22,000	302,940
Carador PLC (b)	5,496,600	3,136,909
CB Richard Ellis Group, Inc. (c)	11,900	160,174
D.R. Horton, Inc.	47,000	424,880
Hyatt Hotels Corp. (c)	5,000	156,850
Lennar Corp.	15,000	203,100
Marriott International, Inc.	5,000	136,200
RadioShack Corp.	7,000	81,340
Standard Pacific Corp. (a)	60,000	148,200
Starwood Hotels & Resorts Worldwide, Inc.	2,000	77,640
The St. Joe Co. (a)	5,000	74,950
Toll Brothers, Inc. (c)	6,000	86,580

Total Other (Cost $9,955,033)		5,042,613

Total Common Stocks (Cost $60,355,617)		55,288,598

PREFERRED STOCKS — 60.8%

REAL ESTATE INVESTMENT TRUSTS — 60.8%

APARTMENTS — 1.6%
Apartment Investment & Management Co., Series U	20,000	495,600
Apartment Investment & Management Co., Series V	8,325	209,540
Apartment Investment & Management Co., Series Y	11,900	296,310
Apartment Investment & Management Co., Series Z	10,000	237,700
		1,239,150
DIVERSIFIED — 8.3%
Cousins Properties, Inc., Series A	9,500	234,460
DuPont Fabros Technology, Inc., Series A	10,000	255,700
Entertainment Properties Trust, Series D	111,800	2,699,970
LBA Realty LLC, Series B	87,142	1,877,910
Lexington Realty Trust, Series B	27,750	679,875
Lexington Realty Trust, Series D	21,000	502,950
Vornado Realty Trust, Series E	4,153	104,489
Vornado Realty Trust, Series F	5,700	142,215
		6,497,569
FREE STANDING — 0.5%
National Retail Properties, Inc., Series C	14,500	363,225

HEALTH CARE — 0.3%
Health Care REIT, Inc., Series F	8,775	224,026

INDUSTRIAL — 0.8%
First Industrial Realty Trust, Series J	20,963	461,396
ProLogis, Inc., Series S	6,800	154,020
		615,416
LODGING/RESORTS — 29.9%
Ashford Hospitality Trust, Series A	111,942	2,707,877
Ashford Hospitality Trust, Series D	42,000	976,500
Ashford Hospitality Trust, Series E	35,000	842,800
Eagle Hospitality Properties Trust, Inc., Series A (a)	165,000	453,750
FelCor Lodging Trust, Inc., Series A (d)	73,000	1,468,030
FelCor Lodging Trust, Inc., Series C	111,539	2,286,550
Grace Acquisition I, Inc., Series B (a)(b)	133,800	200,700
Grace Acquisition I, Inc., Series C (a)(b)	18,900	28,350
Hersha Hospitality Trust, Series A	155,500	3,570,280
Hersha Hospitality Trust, Series B	13,600	303,824
LaSalle Hotel Properties, Series D	120,623	2,901,586
LaSalle Hotel Properties, Series E	51,300	1,286,604

See notes to portfolio of investments.

Company	Shares	Value

PREFERRED STOCKS — CONTINUED

REAL ESTATE INVESTMENT TRUSTS — CONTINUED
LaSalle Hotel Properties, Series G	6,000	$145,380
Pebblebrook Hotel Trust, Series A	14,500	357,135
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	322,242
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	1,832,667
Sunstone Hotel Investors, Inc., Series A	145,000	3,297,300
Sunstone Hotel Investors, Inc., Series D	23,000	490,590
		23,472,165
MIXED OFFICE/INDUSTRIAL — 1.0%
Duke Realty Corp., Series J	10,000	240,300
Duke Realty Corp., Series O	20,100	522,600
		762,900
MORTGAGE — 0.5%
MFA Financial, Inc., Series A	10,000	251,500
RAIT Financial Trust, Series C	5,000	100,050
		351,550
OFFICE — 6.8%
Alexandria Real Estate Equities, Inc., Series C	46,251	1,184,025
BioMed Realty Trust, Inc., Series A	18,350	456,181
DRA CRT Acquisition Corp., Series A	40,396	686,732
Hudson Pacific Properties, Inc., Series B	10,000	264,100
Kilroy Realty Corp., Series E	20,500	514,345
Kilroy Realty Corp., Series F	30,000	749,700
Parkway Properties, Inc., Series D	22,100	546,975
SL Green Realty Corp., Series D	38,500	965,580
		5,367,638
REGIONAL MALLS — 5.0%
CBL & Associates Properties, Inc., Series D	50,000	1,153,500
Glimcher Realty Trust, Series F	56,300	1,381,039
Glimcher Realty Trust, Series G	60,100	1,418,360
		3,952,899
SHOPPING CENTERS — 6.1%
Cedar Shopping Centers, Inc., Series A	129,649	3,066,199
DDR Corp., Series H	32,000	752,640
DDR Corp., Series I	10,000	237,700
Kite Realty Group Trust, Series A	17,500	393,750
Weingarten Realty Investors, Series F	15,369	366,858
		4,817,147

Total Real Estate Investment Trusts (Cost $50,264,284)		47,663,685

Total Preferred Stocks (Cost $50,264,284)		47,663,685

INVESTMENT COMPANIES — 1.6%
Blackrock Credit Allocation Income Trust	19,336	221,978
Cohen & Steers Infrastructure Fund, Inc.	17,911	278,874
Cohen & Steers Quality Income Realty Fund, Inc.	60,297	462,478
Eaton Vance Enhanced Equity Income Fund II	24,100	237,626
Nuveen Real Estate Income Fund	3,700	33,226

Total Investment Companies (Cost $1,886,299)		1,234,182

SHORT-TERM INVESTMENTS — 0.4%

MONEY MARKET FUNDS — 0.4%
Dreyfus Cash Management Fund, Institutional Shares, 0.05% (e) (Cost $347,309)	347,309	347,309

Total Investments — 133.3% (Cost $112,853,509)		104,533,774

Other assets less liabilities — 0.7%		542,627

Revolving credit facility — (12.7)%		(10,000,000)

Preferred Shares, at liquidation preference — (21.3)%		(16,675,000)
Net Assets applicable to common shareholders — 100%		$78,401,401

Notes to Portfolio of Investments

(a)	As of September 30, 2011, this security had discontinued paying distributions.

(b)

As of September 30, 2011, the Fund held $3,365,959 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 3.2% of the Fund’s total investments. See Note A(2) in the notes to portfolio of investments.

(c)	Non-dividend paying security.

(d)	Convertible into common stock.

(e)	Rate reflects 7 day yield as of September 30, 2011.

See notes to portfolio of investments.

Notes to Portfolio of Investments

September 30, 2011 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, or the Fund, or RIF, are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by RIF at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Some fixed income securities may be valued using values provided by a pricing service.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the types of inputs used on September 30, 2011, in valuing RIF’s investments:

Notes to Portfolio of Investments - continued

September 30, 2011 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$11,082,287	$—	$—	$11,082,287
Diversified	5,400,683	—	—	5,400,683
Free Standing	3,059,575	—	—	3,059,575
Health Care	7,345,286	—	—	7,345,286
Industrial	1,549,028	—	—	1,549,028
Lodging/Resorts	2,457,860	—	—	2,457,860
Manufactured Home	911,421	—	—	911,421
Mixed Office/Industrial	1,717,054	—	—	1,717,054
Mortgage	553,439	—	—	553,439
Office	6,918,651	—	—	6,918,651
Regional Malls	4,601,057	—	—	4,601,057
Shopping Centers	3,990,659	—	—	3,990,659
Storage	658,985	—	—	658,985
Total Real Estate Investment Trusts	50,245,985	—	—	50,245,985
Other	1,905,704	—	3,136,909	5,042,613
Total Common Stocks	52,151,689	—	3,136,909	55,288,598
Preferred Stocks
Real Estate Investment Trusts
Apartments	1,239,150	—	—	1,239,150
Diversified	6,497,569	—	—	6,497,569
Free Standing	363,225	—	—	363,225
Health Care	224,026	—	—	224,026
Industrial	615,416	—	—	615,416
Lodging/Resorts	23,243,115	229,050	—	23,472,165
Mixed Office/Industrial	762,900	—	—	762,900
Mortgage	351,550	—	—	351,550
Office	5,367,638	—	—	5,367,638
Regional Malls	3,952,899	—	—	3,952,899
Shopping Centers	4,817,147	—	—	4,817,147
Total Real Estate Investment Trusts	47,434,635	229,050	—	47,663,685
Total Preferred Stocks	47,434,635	229,050	—	47,663,685
Investment Companies	1,234,182	—	—	1,234,182
Short-Term Investments
Money Market Funds	347,309	—	—	347,309
Total Investments	$101,167,815	$229,050	$3,136,909	$104,533,774

RIF utilized broker quotes, issuer company financial information and other market indicators to value the securities whose prices were not readily available.  The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. On September 30, 2011, securities with a total value of approximately $28,350 were transferred from Level 1 to Level 2 due to lack of observable market data available on September 30, 2011.

The following is an analysis of the change in value of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Other
Beginning balance, as of December 31, 2010	$2,061,225
Transfers into Level 3	—
Securities sold	—
Total realized gains/(loss)	—
Changes in unrealized appreciation/(depreciation)	1,075,684
Ending balance, as of September 30, 2011	$3,136,909

Notes to Portfolio of Investments - continued

September 30, 2011 (unaudited)

During the period ended September 30, 2011, there were no transfers of investments for which we began or discontinued to use Level 3 inputs to measure value.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of September 30, 2011, were as follows:

Cost	$115,728,912
Gross unrealized appreciation	$11,748,105
Gross unrealized depreciation	(22,943,243)
Net unrealized depreciation	$(11,195,138)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 18, 2011

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 18, 2011